RELATED PARTY TRANSACTIONS AND BALANCES (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 372,650	$ 705,672
Office and general expenses	1,070,574	826,439	$ 2,245,589
Gain on debt forgiveness	$ 62,500	$ 222,771	0
Directors and officers [Member]
Disclosure of transactions between related parties [line items]
Number of options held	1,850,000	1,750,000
Company controlled by a director [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 5,000	$ 0
Accounting fees	$ 63,844	$ 0	$ 36,202
Number of options held	800,000	750,000	825,000
Rent	$ 0	$ 0	$ 5,000
CEO [Member]
Disclosure of transactions between related parties [line items]
Current borrowings	$ 6,000
Borrowings, interest rate	10.00%
Number of options held	800,000	0	0
Travel	$ 3,467	$ 0	$ 0
Office and general expenses	$ 3,677	0	$ 0
Directors and former Officers [Member]
Disclosure of transactions between related parties [line items]
Stock options cancelled	1,650,000
Former CEO [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 0	$ 250,179
Number of options held	0	600,000	600,000
Salaries	$ 54,100	$ 330,337	$ 313,626
Company controlled by President and CEO [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	6,077	78,750
Gain on debt forgiveness	$ 62,500	$ 0	$ 0